7. Income Taxes (Details - Deferred taxes) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$ 745,021	$ 1,131,643	$ 799,254
Property and equipment	7,350	10,719	4,627
Total non-current deferred tax assets	752,371	1,142,362	803,881
Net non-current deferred tax liabilities:
Intangible assets	580	728	303
Deferred tax assets less deferred tax liabilities	751,791	1,141,634	803,578
Less valuation allowance	(751,791)	(1,141,634)	(803,578)
Net deferred taxes	$ 0	$ 0	$ 0